Share-Based Compensation - Summary of Share-based Compensation Under Each Plan According to Change in Estimate (Details) € in Thousands	12 Months Ended
	Dec. 31, 2023 EUR (€) shares	Dec. 31, 2022 EUR (€) shares	Dec. 31, 2021 EUR (€) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation annual expense | €	€ 578	€ 245	€ 470
Total number of BSAAR subscribed (in shares)	35,070	35,070	71,760
SOD 2020 SOC2020 SOUS2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of exercisable instruments relating to the development of elafibranor in pbc and elative clinical	50.00%	50.00%
Percentage of exercisable instruments relating to the development of elafibranor in pbc and elative clinical	25.00%	25.00%
Percentage of exercisable instruments relating to the development of NTZ and the ACLF franchise	15.00%	15.00%
Percentage of exercisable instruments relating to development of the product pipeline of the company	10.00%	10.00%
Number of other equity instruments exercisable in share-based payment arrangement relating to NSIA diagnostic	5,000	10,000
Number of other equity instruments exercisable in share-based payment arrangement relating to NTZ Program	1,500	3,000
Number of other equity instruments exercisable in share-based payment arrangement relating to development of the GNS561 program	1,000	2,000
Number of other equity instruments exercisable in share-based payment arrangement relating to Development Of Elafibranor In P B C And Elative Clinical	2,500	5,000
A G A S20161 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation annual expense | €	€ 0	€ 0	€ 186
A G A S20162 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation annual expense | €	0	0	24
A G A D20161 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation annual expense | €	0	50	39
A G A D20162 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation annual expense | €	0	6	16
S O20161 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation annual expense | €	€ 0	€ (21)	€ 105
Total number of BSAAR subscribed (in shares)	34,398	34,398	34,398
S O20162 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation annual expense | €	€ 0	€ (16)	€ (11)
Total number of BSAAR subscribed (in shares)	15,308	15,308	15,308
S O U S20161 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation annual expense | €	€ 0	€ 0	€ 0
S O U S20162 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation annual expense | €	0	0	(7)
A G A S20171 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation annual expense | €	14	14	14
A G A S20172 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation annual expense | €	40	40	40
A G A D20171 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation annual expense | €	(7)	19	19
A G A D20172 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation annual expense | €	34	32	29
S O20171 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation annual expense | €	€ 7	€ 7	€ 5
Total number of BSAAR subscribed (in shares)	43,212	43,212	43,212
S O20172 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation annual expense | €	€ 12	€ 13	€ 2
Total number of BSAAR subscribed (in shares)	17,765	17,765	17,765
S O U S20171 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation annual expense | €	€ 50	€ 55	€ 9
S O U S20172 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation annual expense | €	9	9	2
B S A2017 A [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation annual expense | €	49	€ 11	€ 0
Total number of BSAAR subscribed (in shares)		0	18,345
B S A2017 B [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation annual expense | €	11	€ 2	€ 0
Total number of BSAAR subscribed (in shares)		0	18,345
A G A S2018 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation annual expense | €	18	€ 4	€ 0
A G A D2018 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation annual expense | €	83	17	0
S O2018 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation annual expense | €	€ 18	€ 4	€ 0
Total number of BSAAR subscribed (in shares)	68,329	68,329	68,329
S O U S2018 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation annual expense | €	€ 4	€ 0	€ 0
Total number of BSAAR subscribed (in shares)	9,713	9,713	9,713
A G A S2019 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation annual expense | €	€ 47	€ 0	€ 0
Total number of BSAAR subscribed (in shares)		0	10,782
A G A D2019 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation annual expense | €	12	€ 0	€ 0
Total number of BSAAR subscribed (in shares)		0	13,068
S O2019 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation annual expense | €	€ 31	€ 0	€ 0
Total number of BSAAR subscribed (in shares)	51,343	51,343	77,015
S O2019 U S [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation annual expense | €	€ 104	€ 0	€ 0
B S A2019 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation annual expense | €	€ 27	€ 0	€ 0
Total number of BSAAR subscribed (in shares)	35,070	35,070	35,070
S O U S2019 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation annual expense | €	€ 16	€ 0	€ 0
S O D2020 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total number of BSAAR subscribed (in shares)	35,000	35,000	35,000
S O C2020 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total number of BSAAR subscribed (in shares)	81,250	81,250	81,250
S O U S2020 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total number of BSAAR subscribed (in shares)	27,500	50,000	50,000
AGA S 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total number of BSAAR subscribed (in shares)	26,000	26,300	29,000
AGA D 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total number of BSAAR subscribed (in shares)	15,000	15,000	15,000
SO D 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total number of BSAAR subscribed (in shares)	35,000	35,000	35,000
SO C2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total number of BSAAR subscribed (in shares)	120,375	124,375	134,375
SO US 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total number of BSAAR subscribed (in shares)	25,000	25,000	25,000
AGA S 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total number of BSAAR subscribed (in shares)	36,500	38,900
AGA D 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total number of BSAAR subscribed (in shares)	20,000	20,000
SO D 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total number of BSAAR subscribed (in shares)	35,000	35,000
SO C2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total number of BSAAR subscribed (in shares)	131,000	131,000
SO US 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total number of BSAAR subscribed (in shares)	34,625	34,625